ORGANIZATION AND DESCRIPTION OF BUSINESS	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND DESCRIPTION OF BUSINESS
NOTE 1 — ORGANIZATION AND DESCRIPTION OF BUSINESS

Pershing Gold Corporation (the “Company”), formerly named Sagebrush Gold Ltd., was incorporated under the laws of the State of Nevada on August 2, 2007. The Company is a gold and precious metals exploration company pursuing exploration, development, and mining opportunities primarily in Nevada. The Company is currently focused on exploration of its Relief Canyon properties in Pershing County in northwestern Nevada. None of the Company’s properties contain proven and probable reserves, and the Company’s activities on all of its properties are exploratory in nature.

On August 30, 2011, the Company, through its wholly-owned subsidiary, Gold Acquisition Corp. (“Gold Acquisition”), acquired the Relief Canyon Mine property (“Relief Canyon”) located in Pershing County, near Lovelock, Nevada.

A wholly-owned subsidiary, Pershing Royalty Company, a Delaware corporation, was formed on May 17, 2012 to hold royalty interests in two gold exploration properties. On July 5, 2016, a wholly-owned subsidiary, Blackjack Gold Corporation, a Nevada corporation, was formed for potential purchases of exploration targets.

On June 17, 2015, the Board of Directors of the Company approved a reverse stock split of the Company’s common stock, par value $0.0001 per share (the “Common Stock”), at a ratio of 1-for-18 (the “Reverse Stock Split”) which became effective on June 18, 2015. In connection with the Reverse Stock Split, the Company filed a Certificate of Amendment to its Amended and Restated Articles of Incorporation, as amended, with the Nevada Secretary of State to reduce the number of shares of Common Stock the Company is authorized to issue from 800,000,000 to 200,000,000. All share and per share values of the Company’s Common Stock for all periods presented in the accompanying consolidated financial statements are retroactively restated for the effect of the Reverse Stock Split in accordance with Staff Accounting Bulletin Topic 4C: Equity Accounts – Change in Capital Structure (“SAB Topic 4C”).

Going concern

These consolidated financial statements of the Company have been prepared assuming that the Company will continue as a going concern, which contemplates, among other things, the realization of assets and the satisfaction of liabilities in the normal course of business over a reasonable period of time. The Company has incurred a net loss of approximately $9.1 million for the nine months ended September 30, 2017, has used approximately $8.2 million of net cash in operations for the nine months ended September 30, 2017, has incurred a total cumulative deficit of approximately $165.7 million since its inception and requires capital for its contemplated business and exploration activities to take place. The Company plans to raise additional capital to carry out its business plan. The Company’s ability to raise additional capital through future equity and debt securities issuances is unknown. Obtaining additional financing, the successful development of the Company’s contemplated plan of operations, and its transition, ultimately, to profitable operations are necessary for the Company to continue business. The ability to successfully resolve these factors raises substantial doubt about the Company’s ability to continue as a going concern as determined by management. The consolidated financial statements of the Company do not include any adjustments that may result from the outcome of the uncertainties.

NOTE 1 — ORGANIZATION AND DESCRIPTION OF BUSINESS

Pershing Gold Corporation (the “Company”), formerly named Sagebrush Gold Ltd., was incorporated under the laws of the State of Nevada on August 2, 2007. The Company is a gold and precious metals exploration company pursuing exploration, development, and mining opportunities primarily in Nevada. The Company is currently focused on exploration of its Relief Canyon properties in Pershing County in northwestern Nevada. None of the Company’s properties contain proven and probable reserves, and the Company’s activities on all of its properties are exploratory in nature.

On August 30, 2011, the Company, through its wholly-owned subsidiary, Gold Acquisition Corp. (“Gold Acquisition”), acquired the Relief Canyon Mine property (“Relief Canyon”) located in Pershing County, near Lovelock, Nevada.

A wholly-owned subsidiary, Pershing Royalty Company, a Delaware corporation, was formed on May 17, 2012 to hold royalty interests in two gold exploration properties. On July 5, 2016 a wholly-owned subsidiary, Blackjack Gold Corporation, a Nevada corporation, was formed for potential purchases of exploration targets.

On June 17, 2015, the Board of Directors of the Company approved a reverse stock split of the Company’s common stock, par value $0.0001 per share (the “Common Stock”), at a ratio of 1-for-18 (the “Reverse Stock Split”) which became effective on June 18, 2015. In connection with the Reverse Stock Split, the Company filed a Certificate of Amendment to its Amended and Restated Articles of Incorporation, as amended, with the Nevada Secretary of State to reduce the number of shares of Common Stock the Company is authorized to issue from 800,000,000 to 200,000,000. All share and per share values of the Company’s Common Stock for all periods presented in the accompanying consolidated financial statements are retroactively restated for the effect of the Reverse Stock Split in accordance with Staff Accounting Bulletin Topic 4C: Equity Accounts – Change in Capital Structure (“SAB Topic 4C”).